Condensed Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		7 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (481,712)	$ (377,997)	$ (315,547)	$ (667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain(loss) on marketable securities held in Trust Account		(26,780)
Interest income earned on marketable securities held in Trust Account	(108,556)
Changes in operating assets and liabilities:
Prepaid expenses and other assets	4,896	20,101
Accounts payable and accrued expenses	364,064	106,909
Franchise tax payable	23,531	(30,324)
Net cash flows used in operating activities	(197,777)	(308,091)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited into Trust Account	(100,000)
Net cash flows provided by (used in) investing activities	(100,000)
CASH FLOWS FROM FINANCING ACTIVITIES
NET CHANGE IN CASH AND RESTRICTED CASH	(297,777)	(308,091)
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	475,870	1,098,573		1,098,573
CASH AND RESTRICTED CASH, END OF PERIOD	178,093	790,482	1,098,573	475,870
Supplemental disclosure of noncash activities:
Accretion of Class A common stock subject to possible redemption	96,794
Shareholder redemption liability				27,842,747
Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss			(315,547)	(667,736)
Adjustments to reconcile net loss to net cash used in operating activities:
Unrealized gain(loss) on marketable securities held in Trust Account			385
Interest income earned on marketable securities held in Trust Account				(2,836,864)
Income tax benefit			(16,868)
Changes in operating assets and liabilities:
Prepaid expenses and other assets			(463,151)	254,831
Income tax payable				599,159
Due to Affiliates			3,315
Accounts payable and accrued expenses			14,433	1,638,687
Franchise tax payable			80,324	(80,324)
Net cash flows used in operating activities			(697,109)	(1,092,247)
CASH FLOWS FROM INVESTING ACTIVITIES
Cash deposited into Trust Account			(178,500,000)	(325,000)
Cash withdrawn from Trust Account for taxes				144,544
Cash withdrawn from Trust Account in connection with redemption				181,516,935
Net cash flows provided by (used in) investing activities			(178,500,000)	181,336,479
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from initial public offering			172,365,000
Proceeds from working capital loan – related party			55,000	650,000
Payments of notes payable – related party			(55,000)
Proceeds from private placement units			8,850,000
Proceeds from the issuance of Class B common stock to sponsor			25,000
Payment of offering costs			(944,318)
Redemption of common stock				(139,850,961)
Net cash flows (used in) provided by financing activities			180,295,682	(139,200,961)
NET CHANGE IN CASH AND RESTRICTED CASH			1,098,573	41,043,271
CASH AND RESTRICTED CASH, BEGINNING OF PERIOD	$ 42,141,844	$ 1,098,573		1,098,573
CASH AND RESTRICTED CASH, END OF PERIOD			1,098,573	42,141,844
Supplemental disclosure of noncash activities:
Deferred underwriting commissions payable charged to additional paid in capital			9,150,000
Accretion of Class A common stock subject to possible redemption			21,096,005	2,417,776
Shareholder redemption liability				$ 27,842,747